Consolidated Statements of Shareholders' Deficit (USD $) In Thousands	Total	Share Capital [Member]	Deficit [Member]	Accumulated other comprehensive loss [Member]	Additional paid-in capital [Member]
Beginning balance at Mar. 31, 2010	$ (694,315)	$ 161,274	$ (831,225)	$ (24,364)
Net income (Loss)	68,846		68,846
Participant Equity Loan Plan (note 11)	8,331	8,331
2010 Reorganization (notes 3 and 11)	413,618	413,618
Initial public offering	138,596	138,596
Other comprehensive income	12,470			12,470
Stock-based compensation	9,181				9,181
Ending balance at Mar. 31, 2011	(43,273)	721,819	(762,379)	(11,894)	9,181
Net income (Loss)	31,044		31,044
Participant Equity Loan Plan (note 11)	135	135
Repurchase of common shares (note 11)	(9,755)	(25,555)			15,800
Other comprehensive income	1,112			1,112
Stock-based compensation	9,128				9,128
Ending balance at Mar. 31, 2012	(11,609)	696,399	(731,335)	(10,782)	34,109
Net income (Loss)	(54,495)		(54,495)
Participant Equity Loan Plan (note 11)	509	680			(171)
Repurchase of common shares (note 11)	(750)	(5,435)			4,685
Other comprehensive income	2,045			2,045
Stock-based compensation	3,284	218			3,066
Share issuance		408			(408)
Ending balance at Mar. 31, 2013	$ (61,016)	$ 692,270	$ (785,830)	$ (8,737)	$ 41,281